Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
LNG revenues		$ 5,317	$ 1,016	$ 0
Regasification revenues		260	259	259
Other revenues		21	8	12
Other—related party		3	0	0
Total revenues		5,601	1,283	271
Operating costs and expenses
Cost (cost recovery) of sales (excluding depreciation and amortization expense shown separately below)		3,120	582	(15)
Operating and maintenance expense		446	216	95
Development expense		10	7	42
Selling, general and administrative expense		256	260	363
Depreciation and amortization expense		356	174	83
Restructuring expense		6	61	61
Impairment expense and loss on disposal of assets		19	13	91
Total operating costs and expenses		4,213	1,313	720
Income (loss) from operations		1,388	(30)	(449)
Other income (expense)
Interest expense, net of capitalized interest		(747)	(488)	(322)
Loss on early extinguishment of debt		(100)	(135)	(124)
Derivative gain (loss), net		7	(10)	(204)
Other income		18	0	2
Total other expense		(822)	(633)	(648)
Income (loss) before income taxes and non-controlling interest		566	(663)	(1,097)
Income tax provision		(3)	(2)	0
Net income (loss)		563	(665)	(1,097)
Less: net income (loss) attributable to non-controlling interest		956	(55)	(122)
Net loss attributable to common stockholders		$ (393)	$ (610)	$ (975)
Net loss per share attributable to common stockholders—basic and diluted	[1]	$ (1.68)	$ (2.67)	$ (4.30)
Weighted average number of common shares outstanding—basic and diluted		233.1	228.8	226.9

[1]	Earnings per share in the table may not recalculate exactly due to rounding because it is calculated based on whole numbers, not the rounded numbers presented.